Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet
As of March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$104,481	$41,667	$—	$146,148
Marketable securities	41,845	—	—	41,845
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,014	100,939	—	109,953
Prepaid expenses	5,577	13,446	—	19,023
Deferred income taxes, net	—	5,153	4,749	9,902
Due from affiliates	93,582	6,821	(100,403)	—
Other current assets	4,389	20,176	(523)	24,042
Total current assets	258,888	189,215	(96,177)	351,926
Long-term marketable securities	4,108	—	—	4,108
Property and equipment, net	25,753	405,175	—	430,928
Long-term deferred income taxes, net	—	88,273	144,600	232,873
Goodwill	88,920	290,495	(256,700)	122,715
Purchased intangible assets, net	—	199,446	—	199,446
Investment in subsidiaries	627,530	—	(627,530)	—
Other long-term assets	8,633	10,601	523	19,757
Total assets	$1,013,832	$1,183,205	$(835,284)	$1,361,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,043	$14,228	$—	$17,271
Accrued payroll and related expenses	3,761	19,031	—	22,792
Other accrued liabilities	38,033	107,326	(1,845)	143,514
Deferred revenue	13,502	37,785	—	51,287
Due to affiliates	—	100,403	(100,403)	—
Current portion of debt and capital lease obligations	87	1,312	—	1,399
Total current liabilities	58,426	280,085	(102,248)	236,263
Long-term debt and capital lease obligations	291,766	321,900	—	613,666
Other long-term liabilities	11,499	32,120	(11,164)	32,455
Total liabilities	361,691	634,105	(113,412)	882,384
Stockholders’ equity:
Common stock	1,972	—	—	1,972
Additional paid-in capital	2,054,950	892,776	(892,776)	2,054,950
Accumulated deficit	(669,791)	(343,676)	170,904	(842,563)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	13	—	—	13
Total stockholders’ equity	652,141	549,100	(721,872)	479,369
Total liabilities and stockholders’ equity	$1,013,832	$1,183,205	$(835,284)	$1,361,753
Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,948	8,772	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,234	(112,435)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	74,013	108,578	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	650,405	—	(650,405)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,017,894	$1,235,778	$(654,262)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,524	(16)	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,468	(121,223)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	32,502	(2,357)	33,284
Total liabilities	343,860	660,326	(123,580)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	894,223	(894,223)	2,057,974
Accumulated deficit	(650,918)	(318,771)	363,541	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	674,034	575,452	(530,682)	718,804
Total liabilities and stockholders’ equity	$1,017,894	$1,235,778	$(654,262)	$1,599,410

Schedule of Condensed Consolidating Statements of Comprehensive Income (Loss)
Condensed Consolidating Statement of Comprehensive Income (Loss)
Three Months Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$89,893	$253,018	$(1,820)	$341,091
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	29,014	129,854	(1,820)	157,048
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	24,042	83,875	—	107,917
Depreciation and amortization	1,925	43,303	—	45,228
Restructuring, acquisition and integration-related costs	1,786	1,735	—	3,521
Total operating costs and expenses	56,767	258,767	(1,820)	313,714
Income (loss) from operations	33,126	(5,749)	—	27,377
Interest expense and other, net	(6,474)	(9,284)	—	(15,758)
Equity in losses of subsidiaries	(13,795)	—	13,795	—
Income (loss) before income taxes	12,857	(15,033)	13,795	11,619
Income tax (provision) benefit	(9,414)	2,420	3,347	(3,647)
Income (loss) from continuing operations	3,443	(12,613)	17,142	7,972
Loss from discontinued operations, net of tax	—	(1,182)	473	(709)
Net income (loss)	$3,443	$(13,795)	$17,615	$7,263

Comprehensive income (loss)	$3,457	$(13,795)	$17,615	$7,277
Condensed Consolidating Statement of Comprehensive Loss
Three Months Ended March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$77,102	$241,918	$(2,232)	$316,788
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	128,882	(2,232)	152,866
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	84,513	—	106,578
Depreciation and amortization	1,620	41,735	—	43,355
Impairment of goodwill	—	—	255,599	255,599
Restructuring, acquisition and integration-related costs	3,552	7,710	—	11,262
Total operating costs and expenses	53,453	262,840	253,367	569,660
Income (loss) from operations	23,649	(20,922)	(255,599)	(252,872)
Interest expense and other, net	(6,729)	(7,827)	—	(14,556)
Equity in losses of subsidiaries	(24,905)	—	24,905	—
Loss before income taxes	(7,985)	(28,749)	(230,694)	(267,428)
Income tax (provision) benefit	(10,888)	3,850	39,156	32,118
Loss from continuing operations	(18,873)	(24,899)	(191,538)	(235,310)
Loss from discontinued operations, net of tax	—	(6)	(1,099)	(1,105)
Net loss	$(18,873)	$(24,905)	$(192,637)	$(236,415)

Comprehensive loss	$(18,872)	$(24,905)	$(192,637)	$(236,414)

Schedule of Condensed Consolidating Statements of Cash Flows
Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2013

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$35,541	$(3,697)	$—	$31,844
Cash flows from investing activities:
Purchases of property and equipment	(2,043)	(40,411)	—	(42,454)
Purchases of marketable securities	(15,792)	—	—	(15,792)
Sales and maturities of marketable securities	16,690	—	—	16,690
Purchase of customer relationships	—	(1,195)	—	(1,195)
Net cash used in investing activities	(1,145)	(41,606)	—	(42,751)
Cash flows from financing activities:
Principal payments under capital lease obligations	(28)	(353)	—	(381)
Payment of dividends	(199)	—	—	(199)
Other	—	14	—	14
Net cash used in financing activities	(227)	(339)	—	(566)
Net increase (decrease) in cash and cash equivalents	34,169	(45,642)	—	(11,473)
Cash and cash equivalents, beginning of period	70,312	87,309	—	157,621
Cash and cash equivalents, end of period	$104,481	$41,667	$—	$146,148
Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$24,748	$41,463	$—	$66,211
Cash flows from investing activities:
Purchases of property and equipment	(4,316)	(27,459)	—	(31,775)
Purchases of marketable securities	(19,187)	—	—	(19,187)
Change in restricted cash	—	718	—	718
Other	16	16	—	32
Net cash used in investing activities	(23,487)	(26,725)	—	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(9)	(406)	—	(415)
Payment of dividends	(5,441)	—	—	(5,441)
Proceeds from exercises of stock options	46	—	—	46
Change in due to/from affiliates, net	(8,006)	8,006	—	—
Other	—	31	—	31
Net cash (used in) provided by financing activities	(13,410)	7,631	—	(5,779)
Net (decrease) increase in cash and cash equivalents	(12,149)	22,369	—	10,220
Cash and cash equivalents, beginning of period	148,363	63,420	—	211,783
Cash and cash equivalents, end of period	$136,214	$85,789	$—	$222,003